Share Capital (Share Capital) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Beginning balance	$ 2,851.5
Shares issued through:
Ending balance	$ 2,735.6	$ 2,851.5
Issued capital [member]
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding	392,776,822	391,070,817
Beginning balance	$ 3,702.9	$ 3,693.3
Shares issued through:
Share-based employment compensation plans (in shares)	40,000	1,653,361
Share-based compensation plans	$ 0.3	$ 10.3
Shares repurchased and cancelled (in shares)	(1,583,562)	(1,133,561)
Shares repurchased and cancelled		$ (10.7)
Dividend reinvestment plan and share purchase plan (in shares)	656,473	1,186,205
Dividend reinvestment plan (ii)	$ 4.6	$ 10.0
Number of shares outstanding	391,889,733	392,776,822
Ending balance	$ 3,692.9	$ 3,702.9